Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Change in working capital:
Accounts receivable and other current assets	$ 48	$ 19	$ 32	$ 6
Prepaid expenses	17	10	20	11
Inventories	(19)	(40)	33	11
Regulatory assets - current portion	(33)	10	(23)	(13)
Accounts payable and other current liabilities	(58)	(15)	(165)	(21)
Regulatory liabilities - current portion	55	(2)	12	(176)
Changes in working capital	10	(18)	(91)	(182)
Non-cash investing and financing activities:
Accrued capital expenditures	294	309	294	309
Gila River generating station Unit 2 capital lease	217	0	217	0
Common share dividends reinvested	66	63	129	125
Contributions in aid of construction	13	15	13	15
Exercise of stock options into common shares	$ 0	$ 3	$ 1	$ 4